UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22961
EA Series Trust
(Exact name of registrant as specified in charter)
19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)
19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)
215-882-9983
Registrant’s telephone number, including area code
Date of fiscal year end: June 30, 2024
Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.
EA Bridgeway Blue Chip ETF (BBLU)
EA Bridgeway Omni Small-Cap Value ETF (BSVO)
bridgewayetfs.com
Semi-Annual Report
December 31, 2023

BRIDGEWAY ETF’S

EA BRIDGEWAY BLUE CHIP ETF
Tabular Presentation of Schedule of Investments
As of December 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Information Technology	25.3%[2]
Financials	17.4%
Communication Services	13.7%
Health Care	13.2%
Consumer Discretionary	10.9%
Consumer Staples	9.6%
Industrials	4.9%
Energy	4.8%
Other[3]	0.2%
Total	100.0%

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Tabular Presentation of Schedule of Investments
As of December 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Financials	33.8%[2]
Consumer Discretionary	15.0%
Industrials	14.0%
Energy	11.4%
Materials	6.9%
Communication Services	5.2%
Information Technology	4.4%
Consumer Staples	3.7%
Health Care	3.4%
Real Estate	2.0%
Other³	0.2%
Total	100.0%
1.Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.Cash, cash equivalents, short-term investments, and other assets less liabilities.

EA BRIDGEWAY BLUE CHIP ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 2.4%
RTX Corp.	38,020	$3,199,003

Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	20,638	3,244,913

Automobile Manufacturers - 3.6%
Tesla, Inc.(a)	18,736	4,655,521

Broadline Retail - 2.4%
Amazon.com, Inc.(a)	20,824	3,163,999

Cable & Satellite - 2.4%
Comcast Corp. - Class A	72,628	3,184,738

Communications Equipment - 2.4%
Cisco Systems, Inc.	63,317	3,198,775

Consumer Staples Merchandise Retail - 2.4%
Walmart, Inc.	20,253	3,192,885

Diversified Banks - 8.8%
Bank of America Corp.	94,643	3,186,630
JPMorgan Chase & Co.	30,145	5,127,665
Wells Fargo & Co.	64,815	3,190,194
		11,504,489

Home Improvement Retail - 2.4%
Home Depot, Inc.	9,134	3,165,388

Household Products - 2.4%
Procter & Gamble Co.	21,868	3,204,537

Integrated Oil & Gas - 4.8%
Chevron Corp.	21,064	3,141,906
Exxon Mobil Corp.	31,347	3,134,073
		6,275,979

Integrated Telecommunication Services - 2.5%
Verizon Communications, Inc.	85,727	3,231,908

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A(a)	11,371	$1,588,415
Alphabet, Inc. - Class C(a)	11,278	1,589,409
Meta Platforms, Inc. - Class A(a)	14,718	5,209,583
		8,387,407

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	6,120	3,221,996

Movies & Entertainment - 2.4%
Walt Disney Co.	35,420	3,198,072

Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. - Class B(a)	8,966	3,197,814

Pharmaceuticals - 10.8%
Eli Lilly & Co.	7,622	4,443,015
Johnson & Johnson	20,467	3,207,998
Merck & Co., Inc.	29,568	3,223,503
Pfizer, Inc.	111,533	3,211,035
		14,085,551

Restaurants - 2.5%
McDonald's Corp.	10,859	3,219,802

Semiconductors - 12.6%
Broadcom, Inc.	3,477	3,881,201
Intel Corp.	82,250	4,133,063
NVIDIA Corp.	10,626	5,262,207
QUALCOMM, Inc.	21,972	3,177,810
		16,454,281

Soft Drinks & Non-alcoholic Beverages - 4.8%
Coca-Cola Co.	53,059	3,126,767
PepsiCo, Inc.	18,811	3,194,860
		6,321,627

Systems Software - 6.5%
Microsoft Corp.	14,063	5,288,251
Oracle Corp.	30,149	3,178,609
		8,466,860

Technology Hardware, Storage & Peripherals - 3.7%
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Apple, Inc.	25,220	4,855,607
Transaction & Payment Processing Services - 6.2%
Mastercard, Inc. - Class A	7,391	$3,152,335
Visa, Inc. - Class A	19,280	5,019,548
		8,171,883
TOTAL COMMON STOCKS (Cost $66,314,861)		$130,803,035

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.30%(b)	249,340	249,340
TOTAL SHORT-TERM INVESTMENTS (Cost $249,340)		249,340

TOTAL INVESTMENTS - 100.0% (Cost $66,564,201)		$131,052,375
Other Assets in Excess of Liabilities - 0.0%(c)		12,575
TOTAL NET ASSETS - 100.0%		$131,064,950

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of December 31, 2023.
(c) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.8%
Advantage Solutions, Inc.(a)	1,027,647	$3,720,082
comScore, Inc.(a)	7,330	122,411
Entravision Communications Corp. - Class A	339,318	1,414,956
Fluent, Inc.(a)	288,005	192,963
Thryv Holdings, Inc.(a)	158,528	3,226,045
		8,676,457

Aerospace & Defense - 0.1%
Kaman Corp.	47,238	1,131,350
SIFCO Industries, Inc.(a)	5,534	25,124
V2X, Inc.(a)	7,436	345,328
		1,501,802

Agricultural & Farm Machinery - 0.3%
Titan International, Inc.(a)	195,509	2,909,174

Agricultural Products & Services - 0.5%
Alico, Inc.	12,863	374,056
Fresh Del Monte Produce, Inc.	203,209	5,334,236
		5,708,292

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.(a)	224,257	3,949,166
Radiant Logistics, Inc.(a)	153,064	1,016,345
		4,965,511

Alternative Carriers - 1.0%
EchoStar Corp. - Class A(a)(b)	261,327	4,330,188
Liberty Latin America Ltd. - Class A(a)	155,255	1,134,914
Liberty Latin America Ltd. - Class C(a)	725,235	5,323,225
		10,788,327

Aluminum - 0.3%
Century Aluminum Co.(a)	295,735	3,590,223

Apparel Retail - 2.4%
Abercrombie & Fitch Co. - Class A(a)	45,503	4,014,275
Caleres, Inc.	109,257	3,357,468
Cato Corp. - Class A	36,691	261,974
Chico's FAS, Inc.(a)	206,516	1,565,391
Citi Trends, Inc.(a)	19,682	556,607
Designer Brands, Inc. - Class A	184,171	1,629,913
Destination XL Group, Inc.(a)	51,608	227,075
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Apparel Retail - 2.4% (Continued)
Duluth Holdings, Inc. - Class B(a)	72,254	388,727
Foot Locker, Inc.	274,806	8,560,206
Genesco, Inc.(a)	28,814	1,014,541
Lands' End, Inc.(a)	32,083	306,713
Shoe Carnival, Inc.	81,246	2,454,442
Tilly's, Inc. - Class A(a)	131,466	991,254
Zumiez, Inc.(a)	67,856	1,380,191
		26,708,777

Apparel, Accessories & Luxury Goods - 0.9%
Delta Apparel, Inc.(a)	32,755	233,543
G-III Apparel Group Ltd.(a)	172,933	5,876,263
Jerash Holdings US, Inc.	700	2,149
Lakeland Industries, Inc.	10,173	188,607
Movado Group, Inc.	79,629	2,400,814
Superior Group of Cos., Inc.	15,319	206,807
Vera Bradley, Inc.(a)	93,948	723,400
Vince Holding Corp.(a)	4,923	17,034
		9,648,617

Application Software - 0.4%
Cleanspark, Inc.(a)	142,317	1,569,757
E2open Parent Holdings, Inc. - Class A(a)	617,680	2,711,615
Ebix, Inc.(b)	79,114	82,279
NetSol Technologies, Inc.(a)	39,596	85,131
		4,448,782

Asset Management & Custody Banks - 0.4%
Hennessy Advisors, Inc.	6,951	46,641
US Global Investors, Inc. - Class A	43,840	123,629
Virtus Investment Partners, Inc.	17,536	4,239,504
Westwood Holdings Group, Inc.	20,706	260,274
		4,670,048

Automobile Manufacturers - 0.7%
Winnebago Industries, Inc.	101,208	7,376,039

Automotive Parts & Equipment - 1.8%
American Axle & Manufacturing Holdings, Inc.(a)	426,773	3,759,870
China Automotive Systems, Inc.(a)	111,309	359,528
Dana, Inc.	411,749	6,015,653
Kandi Technologies Group, Inc.(a)	76,324	213,707
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Automotive Parts & Equipment - 1.8% (Continued)
Patrick Industries, Inc.	73,762	7,402,017
Standard Motor Products, Inc.	68,419	2,723,760
Strattec Security Corp.(a)	4,127	103,629
		20,578,164

Automotive Retail - 0.3%
CarParts.com, Inc.(a)	52,544	166,039
Lazydays Holdings, Inc.(a)(b)	25,305	178,400
OneWater Marine, Inc. - Class A(a)	59,363	2,005,876
RumbleON, Inc. - Class B(a)(b)	53,925	438,950
Sonic Automotive, Inc. - Class A	11,424	642,143
		3,431,408

Biotechnology - 0.9%
Carisma Therapeutics, Inc.(b)	48,134	141,033
Emergent BioSolutions, Inc.(a)	59,524	142,858
iTeos Therapeutics, Inc.(a)	121,230	1,327,469
Ovid therapeutics, Inc.(a)	118,445	381,393
Vanda Pharmaceuticals, Inc.(a)	186,068	785,207
Vir Biotechnology, Inc.(a)	423,404	4,259,443
Voyager Therapeutics, Inc.(a)	36,496	308,026
XBiotech, Inc.(a)	59,552	238,208
Zymeworks, Inc.(a)	273,416	2,840,792
		10,424,429

Broadcasting - 0.5%
EW Scripps Co. - Class A(a)	225,493	1,801,689
Saga Communications, Inc. - Class A	17,636	392,577
Salem Media Group, Inc.(a)	50,587	19,729
Sinclair, Inc.	189,058	2,463,426
Townsquare Media, Inc. - Class A	59,400	627,264
Urban One, Inc.(a)	123,362	435,468
		5,740,153

Building Products - 1.9%
American Woodmark Corp.(a)	69,144	6,420,021
AZZ, Inc.	82,637	4,800,383
JELD-WEN Holding, Inc.(a)	332,583	6,279,167
Quanex Building Products Corp.	116,862	3,572,471
		21,072,042

Cargo Ground Transportation - 1.5%
ArcBest Corp.	70,869	8,519,162
Covenant Logistics Group, Inc.	73,264	3,373,075
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Cargo Ground Transportation - 1.5% (Continued)
Daseke, Inc.(a)	121,469	983,899
Heartland Express, Inc.	96,955	1,382,578
PAM Transportation Services, Inc.(a)	46,974	976,120
Universal Logistics Holdings, Inc.	76,346	2,139,215
		17,374,049

Casinos & Gaming - 0.3%
Bally's Corp.(a)	129,630	1,807,042
Century Casinos, Inc.(a)	61,893	302,038
Golden Entertainment, Inc.	25,972	1,037,062
		3,146,142

Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	12,795	1,286,281
Hallador Energy Co.(a)	180,821	1,598,457
NACCO Industries, Inc. - Class A	28,371	1,035,542
		3,920,280

Commercial & Residential Mortgage Finance - 1.9%
Federal Agricultural Mortgage Corp. - Class C	26,102	4,991,225
Guild Holdings Co. - Class A	219,861	3,097,841
loanDepot, Inc. - Class A(a)	190,345	670,014
Merchants Bancorp	130,526	5,557,798
NMI Holdings, Inc. - Class A(a)	86,999	2,582,130
Ocwen Financial Corp.(a)	34,892	1,073,278
Security National Financial Corp. - Class A(a)	38,769	348,921
Velocity Financial, Inc.(a)	113,151	1,948,460
Waterstone Financial, Inc.	60,376	857,339
		21,127,006

Commercial Printing - 0.4%
Deluxe Corp.	165,472	3,549,374
Quad/Graphics, Inc.(a)	227,652	1,233,874
		4,783,248

Commodity Chemicals - 2.0%
AdvanSix, Inc.	122,579	3,672,467
Core Molding Technologies, Inc.(a)	29,813	552,435
Koppers Holdings, Inc.	77,412	3,965,043
Kronos Worldwide, Inc.	371,965	3,697,332
Mativ Holdings, Inc.	182,484	2,793,830
Tronox Holdings PLC	561,263	7,947,484
		22,628,591
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communications Equipment - 0.5%
Comtech Telecommunications Corp.	70,605	595,200
KVH Industries, Inc.(a)	22,730	119,560
NetScout Systems, Inc.(a)	199,598	4,381,176
Network-1 Technologies, Inc.	88,119	192,099
		5,288,035

Construction & Engineering - 0.5%
Concrete Pumping Holdings, Inc.(a)	247,982	2,033,453
Limbach Holdings, Inc.(a)	7,151	325,156
Northwest Pipe Co.(a)	35,828	1,084,155
Orion Group Holdings, Inc.(a)	203,566	1,005,616
Tutor Perini Corp.(a)	186,600	1,698,060
		6,146,440

Construction Machinery & Heavy Transportation Equipment - 0.7%
Commercial Vehicle Group, Inc.(a)	56,198	393,948
Greenbrier Cos., Inc.	116,271	5,136,852
Manitowoc Co., Inc.(a)	137,204	2,289,935
REV Group, Inc.	380	6,905
		7,827,640

Consumer Electronics - 0.2%
GoPro, Inc. - Class A(a)	528,555	1,834,085
Koss Corp.(a)	5,245	17,571
Universal Electronics, Inc.(a)	35,156	330,115
VOXX International Corp.(a)	61,250	654,150
		2,835,921

Consumer Finance - 3.1%
Atlanticus Holdings Corp.(a)	14,044	543,081
Bread Financial Holdings, Inc.	150,703	4,964,157
Consumer Portfolio Services, Inc.(a)	116,114	1,087,988
Encore Capital Group, Inc.(a)	69,164	3,510,073
Enova International, Inc.(a)	101,810	5,636,201
EZCORP, Inc. - Class A(a)	264,518	2,311,887
Green Dot Corp. - Class A(a)	143,675	1,422,383
LendingClub Corp.(a)	290,939	2,542,807
LendingTree, Inc.(a)	28,861	875,066
Moneylion, Inc.(a)	12,846	805,316
Navient Corp.	361,826	6,737,199
Nicholas Financial, Inc.(a)	23,487	160,416
Oportun Financial Corp.(a)	90,082	352,221
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Finance - 3.1% (Continued)
PROG Holdings, Inc.(a)	49,049	1,516,105
Regional Management Corp.	34,172	857,034
World Acceptance Corp.(a)	12,802	1,671,045
		34,992,979

Data Processing & Outsourced Services - 0.2%
Conduent, Inc.(a)	649,333	2,370,065
StarTek, Inc.(a)	48,334	213,153
		2,583,218

Distributors - 0.4%
AMCON Distributing Co.	2,267	442,065
GigaCloud Technology, Inc. - Class A(a)(b)	151,232	2,766,789
Weyco Group, Inc.	26,304	824,893
		4,033,747

Diversified Banks - 0.0%(c)
Bank of NT Butterfield & Son Ltd.	90	2,881

Diversified Financial Services - 0.1%
Alerus Financial Corp.	28,880	646,623

Diversified Support Services - 0.5%
Civeo Corp.	78,259	1,788,218
Matthews International Corp. - Class A	105,190	3,855,214
		5,643,432

Education Services - 1.1%
Chegg, Inc.(a)	303,343	3,445,976
Lincoln Educational Services Corp.(a)	169,253	1,699,300
Perdoceo Education Corp.	292,339	5,133,473
Universal Technical Institute, Inc.(a)	174,594	2,185,917
		12,464,666

Electrical Components & Equipment - 0.2%
CBAK Energy Technology, Inc.(a)	252,635	265,267
LSI Industries, Inc.	4,127	58,108
Preformed Line Products Co.	12,185	1,631,084
Servotronics, Inc.(a)	1,500	18,750
Ultralife Corp.(a)	29,121	198,605
		2,171,814

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Electronic Components - 0.1%
Bel Fuse, Inc. - Class B	17,160	1,145,773

Electronic Equipment & Instruments - 0.1%
Daktronics, Inc.(a)	92,528	784,637

Electronic Manufacturing Services - 1.0%
Benchmark Electronics, Inc.	46,898	1,296,261
Kimball Electronics, Inc.(a)	32,239	868,841
Methode Electronics, Inc.	91,266	2,074,476
TTM Technologies, Inc.(a)	443,845	7,017,189
		11,256,767

Environmental & Facilities Services - 0.5%
BrightView Holdings, Inc.(a)	356,623	3,002,766
Enviri Corp.(a)	266,376	2,397,384
		5,400,150

Fertilizers & Agricultural Chemicals - 0.2%
American Vanguard Corp.	91,217	1,000,650
Intrepid Potash, Inc.(a)	29,457	703,728
		1,704,378

Food Distributors - 1.3%
Andersons, Inc.	136,002	7,825,555
SpartanNash Co.	138,387	3,175,982
United Natural Foods, Inc.(a)	204,008	3,311,050
		14,312,587

Food Retail - 1.2%
Ingles Markets, Inc. - Class A	73,223	6,324,270
Natural Grocers by Vitamin Cottage, Inc.	61,172	978,752
Village Super Market, Inc. - Class A	46,526	1,220,377
Weis Markets, Inc.	70,126	4,485,259
		13,008,658

Footwear - 0.0%(c)
Rocky Brands, Inc.	5,783	174,531

Gold - 0.0%(c)
Caledonia Mining Corp. PLC	44,866	547,365

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Health Care Distributors - 0.8%
AdaptHealth Corp.(a)	464,678	3,387,503
Great Elm Group, Inc.(a)	2,917	5,659
Owens & Minor, Inc.(a)	275,065	5,300,502
		8,693,664

Health Care Equipment - 0.0%(c)
FONAR Corp.(a)	11,985	234,427

Health Care Services - 0.7%
American Shared Hospital Services(a)	9,768	23,242
Cross Country Healthcare, Inc.(a)	104,731	2,371,110
Enhabit, Inc.(a)	78,628	813,800
Fulgent Genetics, Inc.(a)	100,942	2,918,233
Pediatrix Medical Group, Inc.(a)	217,340	2,021,262
		8,147,647

Health Care Supplies - 0.5%
Avanos Medical, Inc.(a)	164,145	3,681,772
OraSure Technologies, Inc.(a)	165,754	1,359,183
		5,040,955

Health Care Technology - 0.1%
CareCloud, Inc.(a)	33,155	50,396
Multiplan Corp.(a)	779,794	1,122,903
		1,173,299

Heavy Electrical Equipment - 0.0%(c)
Broadwind, Inc.(a)	45,735	126,686

Home Furnishings - 0.9%
Bassett Furniture Industries, Inc.	21,018	348,899
Ethan Allen Interiors, Inc.	51,208	1,634,559
Flexsteel Industries, Inc.	18,136	341,864
Hooker Furnishings Corp.	34,124	889,954
La-Z-Boy, Inc.	165,133	6,096,710
Live Ventures, Inc.(a)	14,781	375,437
		9,687,423

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Homebuilding - 1.8%
Beazer Homes USA, Inc.(a)	132,246	4,468,592
Hovnanian Enterprises, Inc. - Class A(a)	23,827	3,707,958
Landsea Homes Corp.(a)	120,080	1,577,851
Legacy Housing Corp.(a)	35,135	886,105
M/I Homes, Inc.(a)	72,248	9,951,440
		20,591,946

Homefurnishing Retail - 0.3%
Aaron's Co., Inc.	140,922	1,533,231
Haverty Furniture Cos., Inc.	66,486	2,360,253
		3,893,484

Hotels, Resorts & Cruise Lines - 0.3%
Bluegreen Vacations Holding Corp.	43,473	3,265,692

Household Appliances - 0.0%(c)
Traeger, Inc.(a)	25,804	70,445

Human Resource & Employment Services - 0.7%
Asure Software, Inc.(a)	62,093	591,125
Heidrick & Struggles International, Inc.	55,637	1,642,961
Kelly Services, Inc. - Class A	159,955	3,458,227
TrueBlue, Inc.(a)	104,783	1,607,371
		7,299,684

Industrial Machinery & Supplies & Components - 0.5%
Eastern Co.	14,306	314,732
Hurco Cos., Inc.	22,542	485,329
LS Starrett Co. - Class A(a)	9,336	112,966
Mayville Engineering Co., Inc.(a)	70,880	1,022,090
NN, Inc.(a)	146,385	585,540
Park-Ohio Holdings Corp.	8,918	240,429
Proto Labs, Inc.(a)	73,501	2,863,599
		5,624,685

Insurance Brokers - 0.0%(c)
Crawford & Co. - Class A	7,251	95,568
Crawford & Co. - Class B	101	1,321
GoHealth, Inc.(a)	18,136	241,935
		338,824

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Integrated Telecommunication Services - 0.4%
ATN International, Inc.	62,909	2,451,563
Consolidated Communications Holdings, Inc.(a)	386,859	1,682,837
		4,134,400

Interactive Media & Services - 0.0%(c)
DHI Group, Inc.(a)	4,105	10,632

Investment Banking & Brokerage - 0.1%
Oppenheimer Holdings, Inc. - Class A	34,391	1,421,036

IT Consulting & Other Services - 0.0%(c)
WidePoint Corp.(a)	22,170	51,434

Leisure Products - 1.3%
American Outdoor Brands, Inc.(a)	18,536	155,702
AMMO, Inc.(a)	182,145	382,505
JAKKS Pacific, Inc.(a)	44,633	1,586,703
Johnson Outdoors, Inc. - Class A	14,988	800,659
Latham Group, Inc.(a)	250,745	659,459
MasterCraft Boat Holdings, Inc.(a)	63,582	1,439,496
Smith & Wesson Brands, Inc.	60,231	816,732
Solo Brands, Inc. - Class A(a)	327,222	2,015,688
Vista Outdoor, Inc.(a)	217,032	6,417,637
		14,274,581

Life & Health Insurance - 0.3%
Citizens, Inc.(a)(b)	112,841	303,542
National Western Life Group, Inc. - Class A	5,991	2,893,773
		3,197,315

Marine Transportation - 1.8%
Costamare, Inc.	466,402	4,855,245
Eagle Bulk Shipping, Inc.(b)	37,550	2,080,270
Genco Shipping & Trading Ltd.	208,342	3,456,394
Golden Ocean Group Ltd.	607,293	5,927,180
Pangaea Logistics Solutions Ltd.	275,922	2,273,597
Safe Bulkers, Inc.	423,469	1,664,233
		20,256,919

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Movies & Entertainment - 0.6%
Marcus Corp.	131,147	1,912,123
Sphere Entertainment Co.(a)	131,098	4,452,088
		6,364,211

Multi-line Insurance - 0.3%
Atlantic American Corp.	1,204	2,866
Horace Mann Educators Corp.	106,932	3,496,676
		3,499,542

Office Services & Supplies - 0.8%
ACCO Brands Corp.	355,071	2,158,832
ARC Document Solutions, Inc.	207,659	681,122
CompX International, Inc.	1,500	37,920
NL Industries, Inc.	126,699	710,781
Steelcase, Inc. - Class A	358,238	4,843,377
		8,432,032

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.(a)	9,661	788,627

Oil & Gas Equipment & Services - 2.8%
Archrock, Inc.	409,685	6,309,148
Bristow Group, Inc.(a)	30,516	862,687
DMC Global, Inc.(a)	74,385	1,399,926
Energy Services of America Corp.	7,051	42,165
Forum Energy Technologies, Inc.(a)	7,951	176,274
Helix Energy Solutions Group, Inc.(a)	269,775	2,773,287
Mammoth Energy Services, Inc.(a)	67,998	303,271
Natural Gas Services Group, Inc.(a)	72,578	1,167,054
NCS Multistage Holdings, Inc.(a)	15,719	270,681
Newpark Resources, Inc.(a)	149,290	991,286
Oil States International, Inc.(a)	288,858	1,961,346
ProPetro Holding Corp.(a)	429,822	3,601,908
Ranger Energy Services, Inc.	92,801	949,354
RPC, Inc.	589,609	4,292,354
SEACOR Marine Holdings, Inc.(a)	90,403	1,138,174
Select Water Solutions, Inc.	205,400	1,558,986
Smart Sand, Inc.(a)	117,435	226,650
US Silica Holdings, Inc.(a)	305,041	3,450,014
		31,474,565

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Oil & Gas Exploration & Production - 3.4%
Amplify Energy Corp.(a)	120,722	715,881
Barnwell Industries, Inc.	41,023	99,686
Battalion Oil Corp.(a)	993	9,543
Berry Corp.	315,987	2,221,389
Crescent Energy Co. - Class A(b)	510,624	6,745,344
Epsilon Energy Ltd.	70,461	357,942
Gulfport Energy Corp.(a)	58,686	7,816,976
HighPeak Energy, Inc.(b)	102,352	1,457,492
PEDEVCO Corp.(a)	49,091	37,805
PHX Minerals, Inc.	104,883	337,723
PrimeEnergy Resources Corp.(a)	2,010	213,764
Riley Exploration Permian, Inc.	24,187	658,854
Ring Energy, Inc.(a)(b)	495,033	722,748
SandRidge Energy, Inc.	189,157	2,585,776
SilverBow Resources, Inc.(a)	76,288	2,218,455
Talos Energy, Inc.(a)	440,934	6,274,491
US Energy Corp.	17,536	17,536
VAALCO Energy, Inc.	335,954	1,508,433
Vital Energy, Inc.(a)	77,613	3,530,615
		37,530,453
Oil & Gas Refining & Marketing - 2.1%
Adams Resources & Energy, Inc.	15,119	395,815
Delek US Holdings, Inc.	260,276	6,715,121
FutureFuel Corp.	181,026	1,100,638
Par Pacific Holdings, Inc.(a)	204,527	7,438,648
REX American Resources Corp.(a)	58,718	2,777,361
World Kinect Corp.	223,758	5,097,207
		23,524,790

Oil & Gas Storage & Transportation - 2.8%
Ardmore Shipping Corp.	169,244	2,384,648
DHT Holdings, Inc.	83,499	819,125
Dorian LPG Ltd.	163,815	7,186,565
Golar LNG Ltd.	82,364	1,893,548
Overseas Shipholding Group, Inc. - Class A	342,125	1,802,999
SFL Corp. Ltd.	571,207	6,443,216
Teekay Corp.(a)	552,606	3,951,133
Teekay Tankers Ltd. - Class A	128,892	6,440,733
		30,921,967

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Other Specialty Retail - 1.9%
1-800-Flowers.com, Inc. - Class A(a)	194,456	2,096,236
Big 5 Sporting Goods Corp.	93,948	595,630
Hibbett, Inc.	36,889	2,656,746
MarineMax, Inc.(a)	82,625	3,214,113
ODP Corp.(a)	151,185	8,511,715
Sally Beauty Holdings, Inc.(a)	270,677	3,594,591
Sportsman's Warehouse Holdings, Inc.(a)	98,294	418,732
		21,087,763

Packaged Foods & Meats - 0.6%
B&G Foods, Inc.	182,360	1,914,780
Dole PLC	353,916	4,349,628
Seneca Foods Corp. - Class A(a)	12,376	648,997
Whole Earth Brands, Inc.(a)	23,487	80,091
		6,993,496

Paper & Plastic Packaging Products & Materials - 0.8%
Pactiv Evergreen, Inc.	541,207	7,419,948
Ranpak Holdings Corp.(a)	179,772	1,046,273
		8,466,221

Paper Products - 0.5%
Clearwater Paper Corp.(a)	86,959	3,140,959
Glatfelter Corp.(a)	44,837	86,984
Mercer International, Inc.	229,098	2,171,849
		5,399,792

Passenger Airlines - 1.8%
Allegiant Travel Co.	66,013	5,453,334
JetBlue Airways Corp.(a)	761,396	4,225,748
SkyWest, Inc.(a)	170,400	8,894,880
Sun Country Airlines Holdings, Inc.(a)	88,914	1,398,617
		19,972,579

Personal Care Products - 0.1%
Lifevantage Corp.	70,461	422,767
Mannatech, Inc.	5,134	40,353
Natural Alternatives International, Inc.(a)	19,653	126,172
Nature's Sunshine Products, Inc.(a)	6,401	110,673
		699,965

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Pharmaceuticals - 0.4%
Assertio Holdings, Inc.(a)	351,608	376,221
Innoviva, Inc.(a)	230,936	3,704,213
ProPhase Labs, Inc.(a)(b)	3,317	14,993
SCYNEXIS, Inc.(a)	81,764	182,334
		4,277,761

Property & Casualty Insurance - 1.9%
Ambac Financial Group, Inc.(a)	140,922	2,322,395
Donegal Group, Inc. - Class A	102,816	1,438,396
Employers Holdings, Inc.	24,426	962,384
Hallmark Financial Services, Inc.(a)	10,478	10,583
Heritage Insurance Holdings, Inc.(a)	89,475	583,377
Investors Title Co.	4,127	669,152
James River Group Holdings Ltd.	91,938	849,507
Mercury General Corp.	116,911	4,361,948
Stewart Information Services Corp.	69,654	4,092,173
Tiptree, Inc.	144,168	2,733,425
United Fire Group, Inc.	57,867	1,164,284
Universal Insurance Holdings, Inc.	151,664	2,423,591
		21,611,215

Publishing - 0.6%
Gannett Co., Inc.(a)	722,385	1,661,486
Scholastic Corp.	122,035	4,600,719
		6,262,205

Real Estate Development - 0.6%
AMREP Corp.(a)	34,972	768,335
Forestar Group, Inc.(a)	186,635	6,172,019
		6,940,354

Real Estate Services - 1.4%
Anywhere Real Estate, Inc.(a)	318,180	2,580,440
Newmark Group, Inc. - Class A	606,813	6,650,671
Opendoor Technologies, Inc.(a)	1,325,428	5,937,917
RE/MAX Holdings, Inc. - Class A	46,837	624,337
		15,793,365

Regional Banks - 24.2%
1st Source Corp.	68,944	3,788,473
ACNB Corp.	38,606	1,728,005
Amalgamated Financial Corp.	101,539	2,735,461
Amerant Bancorp, Inc.	30,266	743,636
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Regional Banks - 24.2% (Continued)
American National Bankshares, Inc.	36,389	1,773,964
AmeriServ Financial, Inc.	77,412	250,428
Ames National Corp.	9,268	197,779
Arrow Financial Corp.	24,839	694,002
Auburn National BanCorp, Inc.	8,642	183,902
Banc of California, Inc.	119,146	1,600,131
Bank of Marin Bancorp	9,368	206,283
Bank of the James Financial Group, Inc.	16,219	195,115
Bank7 Corp.	26,904	735,824
BankUnited, Inc.	163,417	5,299,612
Bankwell Financial Group, Inc.	16,219	489,489
Banner Corp.	94,586	5,066,025
Bar Harbor Bankshares	35,809	1,051,352
BayCom Corp.	26,927	635,208
BCB Bancorp, Inc.	59,776	768,122
Berkshire Hills Bancorp, Inc.	112,392	2,790,693
Blue Ridge Bankshares, Inc.(b)	49,587	150,249
Bridgewater Bancshares, Inc.(a)	8,907	120,423
Brookline Bancorp, Inc.	233,046	2,542,532
Business First Bancshares, Inc.	61,311	1,511,316
Byline Bancorp, Inc.	118,556	2,793,179
C&F Financial Corp.	11,087	756,023
California BanCorp(a)	5,783	143,187
Cambridge Bancorp	18,154	1,259,888
Camden National Corp.	31,046	1,168,261
Capital Bancorp, Inc.	75,941	1,837,772
Capital City Bank Group, Inc.	26,781	788,165
Capitol Federal Financial, Inc.	335,086	2,161,305
Carter Bankshares, Inc.(a)	72,533	1,085,819
CB Financial Services, Inc.	26,704	636,089
Central Pacific Financial Corp.	70,461	1,386,672
Central Valley Community Bancorp	37,499	838,103
CF Bankshares, Inc.	2,317	45,575
Chemung Financial Corp.	17,333	863,183
ChoiceOne Financial Services, Inc.	22,170	649,581
Citizens Community Bancorp, Inc.	47,474	555,921
Citizens Financial Services, Inc.	1,447	93,650
Citizens Holding Co.	3,717	28,807
Civista Bancshares, Inc.	40,844	753,163
CNB Financial Corp.	56,242	1,270,507
Codorus Valley Bancorp, Inc.	44,604	1,146,323
Colony Bankcorp, Inc.	29,121	387,309
Community Trust Bancorp, Inc.(b)	52,704	2,311,597
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Regional Banks - 24.2% (Continued)
Community West Bancshares	31,665	550,654
ConnectOne Bancorp, Inc.	84,319	1,931,748
CrossFirst Bankshares, Inc.(a)	149,390	2,028,716
Customers Bancorp, Inc.(a)	17,728	1,021,487
Dime Community Bancshares, Inc.	60,416	1,627,003
Eagle Bancorp Montana, Inc.	18,536	292,683
Enterprise Bancorp, Inc.	47,249	1,524,253
Enterprise Financial Services Corp.	96,578	4,312,208
Equity Bancshares, Inc. - Class A	69,640	2,360,796
ESSA Bancorp, Inc.	38,806	776,896
Evans Bancorp, Inc.	3,396	107,076
Farmers National Banc Corp.	73,359	1,060,038
FB Financial Corp.	113,148	4,508,948
Financial Institutions, Inc.	54,225	1,154,993
Finwise Bancorp(a)	17,536	250,940
First Bancorp, Inc.	5,634	158,991
First Bancorp/Southern Pines	56,466	2,089,807
First Bancshares, Inc.	75,951	2,227,643
First Bank	68,861	1,012,257
First Busey Corp.	156,237	3,877,802
First Business Financial Services, Inc.	38,126	1,528,853
First Capital, Inc.	11,585	316,155
First Commonwealth Financial Corp.	170,360	2,630,358
First Community Bankshares, Inc.	24,087	893,628
First Community Corp.	30,238	651,024
First Financial Bancorp	214,572	5,096,084
First Financial Corp.	37,541	1,615,389
First Financial Northwest, Inc.	24,187	326,041
First Foundation, Inc.	42,880	415,078
First Guaranty Bancshares, Inc.	34,785	386,809
First Merchants Corp.	131,399	4,872,275
First Mid Bancshares, Inc.	49,191	1,704,960
First National Corp.	11,085	241,099
First Northwest Bancorp	14,002	223,192
First of Long Island Corp.	47,290	626,120
First Savings Financial Group, Inc.	27,721	465,713
First United Corp.	14,944	351,333
First US Bancshares, Inc.	5,634	59,833
First Western Financial, Inc.(a)	20,729	411,056
Flushing Financial Corp.	28,695	472,894
FNCB Bancorp, Inc.	105,181	714,179
Franklin Financial Services Corp.	25,804	814,116
FS Bancorp, Inc.	28,162	1,040,868
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Regional Banks - 24.2% (Continued)
FVCBankcorp, Inc.(a)	44,425	630,835
Great Southern Bancorp, Inc.	16,052	952,686
Guaranty Bancshares, Inc.	20,058	674,350
Hanmi Financial Corp.	59,471	1,153,737
HarborOne Bancorp, Inc.	96,132	1,151,661
Hawthorn Bancshares, Inc.	22,279	565,218
Heartland Financial USA, Inc.	117,647	4,424,704
Heritage Commerce Corp.	122,860	1,218,771
Heritage Financial Corp.	92,101	1,970,040
HMN Financial, Inc.	26,304	604,992
Home Bancorp, Inc.	24,584	1,032,774
HomeTrust Bancshares, Inc.	18,436	496,297
Hope Bancorp, Inc.	257,381	3,109,162
Horizon Bancorp, Inc.	76,922	1,100,754
Independent Bank Corp.	76,912	2,001,250
Independent Bank Group, Inc.	103,514	5,266,791
Investar Holding Corp.	42,233	629,694
Kearny Financial Corp.	136,867	1,227,697
Lakeland Bancorp, Inc.	76,263	1,127,930
Landmark Bancorp, Inc.	11,169	216,453
LCNB Corp.	45,557	718,434
Luther Burbank Corp.(a)	171,219	1,833,755
Macatawa Bank Corp.	10,478	118,192
MainStreet Bancshares, Inc.	34,112	846,319
Mercantile Bank Corp.	43,037	1,737,834
Metrocity Bankshares, Inc.	41,285	991,666
Mid Penn Bancorp, Inc.	28,993	703,950
Middlefield Banc Corp.	15,519	502,350
Midland States Bancorp, Inc.	59,959	1,652,470
MidWestOne Financial Group, Inc.	49,191	1,323,730
Nicolet Bankshares, Inc.	31,233	2,513,632
Northeast Bank	19,653	1,084,649
Northeast Community Bancorp, Inc.	49,995	886,911
Northfield Bancorp, Inc.	128,401	1,615,285
Northrim BanCorp, Inc.	17,109	978,806
Northwest Bancshares, Inc.	279,747	3,491,243
Oak Valley Bancorp(b)	31,158	933,182
OceanFirst Financial Corp.	187,392	3,253,125
OFG Bancorp	39,453	1,478,698
Ohio Valley Banc Corp.	6,951	159,873
Old Point Financial Corp.	15,019	266,287
Old Second Bancorp, Inc.	94,012	1,451,545
OP Bancorp	41,023	449,202
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Regional Banks - 24.2% (Continued)
Origin Bancorp, Inc.	69,837	2,484,102
Orrstown Financial Services, Inc.	20,517	605,252
Parke Bancorp, Inc.	43,299	876,805
Pathward Financial, Inc.	34,711	1,837,253
Patriot National Bancorp, Inc.(a)	7,451	28,537
PCB Bancorp	42,640	785,855
Peapack-Gladstone Financial Corp.	47,936	1,429,452
Penns Woods Bancorp, Inc.	22,370	503,549
Peoples Bancorp of North Carolina, Inc.	24,899	751,701
Peoples Bancorp, Inc.	124,547	4,204,707
Peoples Financial Services Corp.	24,687	1,202,257
Pioneer Bancorp, Inc.(a)	46,974	470,210
Plumas Bancorp	2,317	95,808
Ponce Financial Group, Inc.(a)	15,919	155,369
Preferred Bank	38,054	2,779,845
Premier Financial Corp.	15,245	367,405
Primis Financial Corp.	44,756	566,611
Princeton Bancorp, Inc.	26,304	944,314
Provident Bancorp, Inc.(a)	32,755	329,843
Provident Financial Holdings, Inc.	21,256	268,038
Provident Financial Services, Inc.	195,877	3,531,662
QCR Holdings, Inc.	52,291	3,053,271
RBB Bancorp	43,318	824,775
Red River Bancshares, Inc.	1,350	75,749
Renasant Corp.	137,839	4,642,418
Republic Bancorp, Inc. - Class A	52,101	2,873,891
Rhinebeck Bancorp, Inc.(a)	41,023	330,235
Riverview Bancorp, Inc.	73,256	468,838
S&T Bancorp, Inc.	126,214	4,218,072
Sandy Spring Bancorp, Inc.	91,729	2,498,698
SB Financial Group, Inc.	30,916	471,160
Shore Bancshares, Inc.	120,446	1,716,356
Sierra Bancorp	61,302	1,382,360
Simmons First National Corp. - Class A	122,987	2,440,062
SmartFinancial, Inc.	55,062	1,348,468
Sound Financial Bancorp, Inc.	11,785	459,615
South Plains Financial, Inc.	87,997	2,548,393
Southern First Bancshares, Inc.(a)	11,985	444,644
Southern Missouri Bancorp, Inc.	16,476	879,654
Southern States Bancshares, Inc.	5,790	169,531
Southside Bancshares, Inc.	60,558	1,896,677
Stellar Bancorp, Inc.	77,620	2,160,941
Sterling Bancorp, Inc.(a)	145,512	839,604
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Regional Banks - 24.2% (Continued)
Summit Financial Group, Inc.	51,708	1,586,919
Summit State Bank	21,016	252,192
Third Coast Bancshares, Inc.(a)	23,363	464,223
Timberland Bancorp, Inc.	43,065	1,354,825
Towne Bank	182,005	5,416,468
TriCo Bancshares	19,803	850,935
TrustCo Bank Corp.	58,413	1,813,724
Trustmark Corp.	168,420	4,695,550
Union Bankshares, Inc.	400	12,260
United Bancorp, Inc.	1,509	19,225
United Security Bancshares	40,399	339,756
Unity Bancorp, Inc.	27,435	811,802
Univest Financial Corp.	76,576	1,686,969
Veritex Holdings, Inc.	138,131	3,214,308
Virginia National Bankshares Corp.	1,687	57,999
WaFd, Inc.	177,657	5,855,574
Washington Trust Bancorp, Inc.	36,742	1,189,706
WesBanco, Inc.	151,560	4,754,437
Western New England Bancorp, Inc.	64,875	583,875
		270,419,767

Reinsurance - 0.6%
SiriusPoint Ltd.(a)	546,379	6,337,996

Research & Consulting Services - 0.3%
Mistras Group, Inc.(a)	157,708	1,154,423
Resources Connection, Inc.	129,090	1,829,205
		2,983,628

Restaurants - 0.4%
Ark Restaurants Corp.	16,319	230,914
Biglari Holdings, Inc. - Class B(a)	7,651	1,261,879
Carrols Restaurant Group, Inc.	197,493	1,556,245
El Pollo Loco Holdings, Inc.(a)	136,196	1,201,249
Flanigan's Enterprises, Inc.	11,585	297,966
Good Times Restaurants, Inc.(a)	31,038	78,837
		4,627,090

Semiconductor Materials & Equipment - 0.6%
AXT, Inc.(a)	146,751	352,202
Photronics, Inc.(a)	201,776	6,329,714
Trio-Tech International(a)	28,121	142,573
		6,824,489
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Semiconductors - 0.3%
Alpha & Omega Semiconductor Ltd.(a)	93,853	2,445,809
Magnachip Semiconductor Corp.(a)	176,223	1,321,673
		3,767,482

Specialized Finance - 0.6%
Acacia Research Corp.(a)	159,526	625,342
A-Mark Precious Metals, Inc.	73,988	2,238,137
Banco Latinoamericano de Comercio Exterior SA	113,225	2,801,187
SWK Holdings Corp.(a)	46,462	814,479
		6,479,145

Specialty Chemicals - 0.2%
Rayonier Advanced Materials, Inc.(a)	238,991	967,914
Valhi, Inc.	108,379	1,646,277
		2,614,191

Steel - 2.9%
Ascent Industries Co.(a)	34,820	332,879
Friedman Industries, Inc.	28,521	440,935
Olympic Steel, Inc.	47,113	3,142,437
Ramaco Resources, Inc.(a)	93,848	1,612,309
Ramaco Resources, Inc. - Class B	18,472	245,862
Ryerson Holding Corp.	157,070	5,447,188
Steel - 2.9% (Continued)
Schnitzer Steel Industries, Inc. - Class A	103,412	3,118,906
SunCoke Energy, Inc.	376,295	4,041,408
TimkenSteel Corp.(a)	195,898	4,593,808
Universal Stainless & Alloy Products, Inc.(a)	11,585	232,627
Warrior Met Coal, Inc.	143,829	8,769,254
		31,977,613

Systems Software - 0.5%
Adeia, Inc.	410,583	5,087,123

Technology Distributors - 0.2%
ScanSource, Inc.(a)	61,432	2,433,322

Technology Hardware, Storage & Peripherals - 0.7%
Eastman Kodak Co.(a)	179,160	698,724
Xerox Holdings Corp.	410,592	7,526,151
		8,224,875

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Textiles - 0.0%(c)
Crown Crafts, Inc.	35,122	174,205
Unifi, Inc.(a)	29,838	198,721
		372,926

Trading Companies & Distributors - 0.7%
BlueLinx Holdings, Inc.(a)	36,655	4,153,377
Hudson Technologies, Inc.(a)	170	2,293
MRC Global, Inc.(a)	77,752	856,050
Titan Machinery, Inc.(a)	80,829	2,334,342
Willis Lease Finance Corp.(a)	20,487	1,001,405
		8,347,467

Transaction & Payment Processing Services - 0.2%
BM Technologies, Inc.(a)(b)	35,072	71,898
Repay Holdings Corp.(a)	289,026	2,468,282
		2,540,180

Wireless Telecommunication Services - 1.3%
Telephone and Data Systems, Inc.	364,405	6,686,832
Tingo Group, Inc.(a)(d)	172,141	117,624
United States Cellular Corp.(a)	175,987	7,310,500
		14,114,956
TOTAL COMMON STOCKS (Cost $890,941,371)		1,112,918,134

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mortgage REITs - 0.1%
AFC Gamma, Inc.	47,474	571,112

Real Estate Operating Companies - 0.0%(c)
Transcontinental Realty Investors, Inc.(a)	1,400	48,384
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $777,911)		619,496

CLOSED END FUNDS - 0.0%(c)
Logan Ridge Finance Corp.	11,685	260,926
TOTAL CLOSED END FUNDS (Cost $279,056)		260,926

RIGHTS - 0.0%(c)
Communication Systems/Pineapple Holdings Inc. CVR(a)(d)	3,750	—
Resolute Forest Products CVR(a)(d)	236,000	68,440
TOTAL RIGHTS (Cost $0)		68,440

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

WARRANTS - 0.0%(c)	Contracts	Value
Oil & Gas Drilling - 0.0%(c)
Nabors Industries Ltd., Expires June 11, 2026, Exercise Price $166.67(a)	5,200	54,600
TOTAL WARRANTS (Cost $0)		54,600

PREFERRED STOCKS - 0.0%(c)	Shares
Air Freight & Logistics - 0.0%(c)
Air T Funding, 8.00%, 06/07/2049	529	8,834
TOTAL PREFERRED STOCKS (Cost $11,003)		8,834

SHORT-TERM INVESTMENTS - 0.9%
Investments Purchased with Proceeds from Securities Lending - 0.7%
First American Government Obligations Fund - Class X, 5.30%(e)	7,012,188	7,012,188

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.30%(e)	2,507,601	2,507,601
TOTAL SHORT-TERM INVESTMENTS (Cost $9,519,789)		9,519,789

TOTAL INVESTMENTS - 100.6% (Cost $901,529,130)		$1,123,450,219
Liabilities in Excess of Other Assets - (0.6)%		(6,570,313)
TOTAL NET ASSETS - 100.0%		$1,116,879,906

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CVR - Contingent Value Right
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $6,589,760 which represented 0.6% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $186,064 or 0.0% of net assets as of December 31, 2023.
(e)	The rate shown represents the 7-day effective yield as of December 31, 2023.
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETF'S

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Assets:
Investments in securities, at value (1)	$131,052,375	$1,123,450,219
Cash	—	8,186
Receivable for investments sold	5,443,894	—
Receivable for fund shares sold	2,594,850	2,098,740
Dividends and interest receivable	66,677	792,265
Securities lending income receivable (Note 5)	—	24,315
Total assets	139,157,796	1,126,373,725

Liabilities:
Payable for investment securities purchased	$5,487,455	$2,064,075
Payable for fund shares redeemed	2,588,950	—
Due to securities lending agent (Note 5)	—	7,012,188
Accrued investment advisory fees (Note 4)	16,441	417,556
Total liabilities	8,092,846	9,493,819
Net Assets	$131,064,950	$1,116,879,906

Net Assets Consist of:
Paid-in capital	$58,401,917	$824,968,131
Total distributable earnings (accumulated deficit)	72,663,033	291,911,775
Net Assets:	$131,064,950	$1,116,879,906

Calculation of Net Asset Value Per Share:
Net Assets	$131,064,950	$1,116,879,906
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	12,656,288	53,216,561
Net Asset Value per Share	$10.36	$20.99

Cost of Investments in Securities	$66,564,201	$901,529,130
(1) Includes loaned securities with a value of	$—	$6,589,760

The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETF'S

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2023 (Unaudited)

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 & $11,560, respectively)	$1,168,705	$9,798,581
Interest income	8,946	44,609
Securities lending income, net (See Note 5)	—	102,087
Total investment income	1,177,651	9,945,277

Expenses:
Investment advisory fees (Note 4)	91,451	2,102,154
Net expenses	91,451	2,102,154

Net Investment Income (Loss)	1,086,200	7,843,123

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	9,377,758	77,403,394
	9,377,758	77,403,394
Net change in unrealized appreciation (depreciation) on:
Investments	(1,727,374)	90,057,728
	(1,727,374)	90,057,728
Net realized and unrealized gain (loss) on investments:	7,650,384	167,461,122
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,736,584	$175,304,245

The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETF'S

STATEMENT OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	For the Period Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023 ⁽¹⁾	For the Period Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023 ⁽²⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,086,200	$3,658,154	$7,843,123	$15,821,551
Net realized gain (loss) on investments	9,377,758	124,406,295	77,403,394	53,987,821
Net change in unrealized appreciation (depreciation) on investments	(1,727,374)	(99,720,655)	90,057,728	(35,972,003)
Net increase (decrease) in net assets resulting from operations	8,736,584	28,343,794	175,304,245	33,837,369

Distributions to Shareholders:
Distributable earnings	(2,206,508)	(92,657,053)	(15,734,014)	(99,730,578)
Total distributions to shareholders	(2,206,508)	(92,657,053)	(15,734,014)	(99,730,578)

Capital Share Transactions:
Proceeds from shares sold	18,338,970	56,730,584	331,093,790	281,727,056
Reinvestment of distributions	—	45,451,187	—	99,141,350
Payments for shares redeemed	(18,068,820)	(239,844,160)	(158,895,435)	(344,419,140)
Transaction fees (See Note 1)	1	31	97	57
Net increase in net assets derived from net change in capital share transactions	270,151	(137,662,358)	172,198,451	36,449,323

Net Increase (Decrease) in Net Assets	6,800,227	(201,975,617)	331,768,682	(29,443,886)

Net Assets:
Beginning of period	124,264,723	326,240,340	785,111,224	814,555,110
End of period	$131,064,950	$124,264,723	$1,116,879,906	$785,111,224

Changes in Shares Outstanding:
Shares outstanding, beginning of period	12,631,288	26,851,745	44,066,561	41,941,392
Shares sold	1,850,000	6,582,706	17,600,000	15,464,678
Shares reinvested	—	4,239,850	—	5,489,554
Shares repurchased	(1,825,000)	(25,043,013)	(8,450,000)	(18,829,063)
Shares outstanding, end of period	12,656,288	12,631,288	53,216,561	44,066,561

(1) The Fund acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund ("Predecessor Fund") in a reorganization on October 17, 2022. The Predecessor Fund’s Class N Shares' performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to October 17, 2022, will be used going forward. As a result, the information reflects that of the Predecessor Fund's Class N Shares.
(2) The Fund acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund ("Predecessor Fund") in a reorganization on March 13, 2023. The Predecessor Fund’s Class N Shares' performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to March 13, 2023, reflects that of the Predecessor Fund's Class N Shares.
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETF’S

FINANCIAL HIGHLIGHTS
For the Period Ended December 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
EA Bridgeway Blue Chip ETF
For the Period Ended December 31, 2023 (Unaudited)	$9.84	0.09	0.60	0.69	(0.17)	—	(0.17)	$10.36	7.06%	$131,065	0.15%	0.15%	1.78%	3%
Year Ended June 30, 2023(6)	$12.15	0.20	1.84	2.04	(0.26)	(4.09)	(4.35)	$9.84	24.50%	$124,265	0.15%	0.22%	1.90%	12%
Year Ended June 30, 2022	$15.84	0.27	(1.34)	(1.07)	(0.30)	(2.32)	(2.62)	$12.15	-9.32%	$326,240	0.15%	0.23%	1.81%	24%
Year Ended June 30, 2021	$13.96	0.31	4.73	5.04	(0.35)	(2.81)	(3.16)	$15.84	39.75%	$432,186	0.15%	0.24%	2.07%	7%
Year Ended June 30, 2020	$14.99	0.33	0.28	0.61	(0.32)	(1.32)	(1.64)	$13.96	3.49%	$477,400	0.15%	0.27%	2.28%	15%
Year Ended June 30, 2019	$14.62	0.34	1.75	2.09	(0.31)	(1.41)	(1.72)	$14.99	16.26%	$505,029	0.15%	0.25%	2.28%	20%
EA Bridgeway Omni Small-Cap Value ETF
For the Period Ended December 31, 2023 (Unaudited)	$17.82	0.16	3.31	3.47	(0.30)	—	(0.30)	$20.99	19.57%	$1,116,880	0.47%	0.47%	1.75%	3%
Year Ended June 30, 2023(7)	$19.42	0.37	0.53	0.90	(0.45)	(2.05)	(2.50)	$17.82	4.41%	$785,111	0.47%	0.62%	1.93%	45%
Year Ended June 30, 2022	$20.89	0.27	(1.54)	(1.27)	(0.20)	—	(0.20)	$19.42	-6.17%	$814,555	0.47%	0.67%	1.26%	30%
Year Ended June 30, 2021	$10.92	0.19	9.95	10.14	(0.17)	—	(0.17)	$20.89	93.49%	$853,248	0.47%	0.69%	1.18%	26%
Year Ended June 30, 2020	$14.43	0.19	(3.63)	(3.44)	(0.07)	—	(0.07)	$10.92	-23.98%	$427,515	0.55%(4)	0.74%(4)	1.40%	63%
Year Ended June 30, 2019	$19.10	0.20	(3.42)	(3.22)	(0.20)	(1.25)	(1.45)	$14.43	-16.49%	$608,368	0.60%	0.72%	1.18%	42%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) Net expenses include effects of any reimbursement or recoupment.
(4) Includes interest expense of 0.01%.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) EA Bridgeway Blue Chip ETF (the "Fund") acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 17, 2022. Market price returns are calculated using the official closing price listing exchange as of the time that the Fund's NAV of the Fund on the is calculated. Prior to the Fund's listing on October 17, 2022, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.
(7) EA Bridgeway Omni Small-Cap Value ETF (the "Fund") acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund (“Predecessor Fund”) in a reorganization on March 13, 2023. Market price returns are calculated using the official closing price listing exchange as of the time that the Fund's NAV of the Fund on the is calculated. Prior to the Fund's listing on March 13, 2023, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Funds are considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. EA Bridgeway Blue Chip ETF’s investment objective is to seek long-term total return on capital, primarily through capital appreciation, but also some income. EA Bridgeway Omni Small-Cap Value ETF’s investment objective is to seek long-term total return on capital, primarily through capital appreciation.
EA Bridgeway Blue Chip ETF converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on October 17, 2022. EA Bridgeway Blue Chip ETF is the successor to the Bridgeway Blue Chip Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective as of prior to the open of business on October 17, 2022, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and in realized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is June 30. As of October 17, 2022, the net assets of the Predecessor Fund were $194,242,031, including $102,508,842 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 19,806,290 shares of the Fund and an initial NAV per share of $9.81 at the closing of the reorganization.

EA Bridgeway Omni Small-Cap Value ETF converted from an open-end mutual fund to an ETF on March 13, 2023. EA Bridgeway Omni Small-Cap Value ETF is the successor to the Bridgeway Omni Tax Managed Small-Cap Value Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective as of prior to the open of business on March 13, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and in realized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is June 30. As of March 13, 2023, the net assets of the Predecessor Fund were $814,020,096, including $159,235,124 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 44,891,561 shares of the Fund and an initial NAV per share of $18.13 at the closing of the reorganization.
The primary purpose of the reorganizations into the Trust were to provide shareholders the continued benefit of stable and highly regulated investment vehicles in addition to the benefits of tax efficiency.
The reorganizations were accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Adviser. The Funds are expected to experience the same or lower overall expenses as compared to their respective Predecessor Fund because the Funds have a unitary fee structure under which both operating expenses and management fees are paid.

The Reorganizations did not result in a material change to either Predecessor Funds’ investment portfolios as compared to that of either of the Funds. There are no material differences in accounting policies of either Predecessor Funds as compared to that of either Fund. Neither Fund purchased or sold securities following the Reorganization for purposes of realigning their investment portfolio. Accordingly, the acquisition of the Predecessor Funds did not affect either Fund’s portfolio turnover ratios for the period ended June 30 2023.

EA Bridgeway Blue Chip ETF is an actively managed ETF that seeks to achieve its investment objective by investing primarily in blue-chip stocks, and through some income almost exclusively derived from dividends paid by companies held in the Fund’s portfolio. For purposes of the Fund’s investments, the Sub-Adviser considers “blue-chip stocks” to be stocks that are issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
EA Bridgeway Omni Small-Cap Value ETF is an actively managed ETF that seeks to achieve its investment objective by investing primarily in a broad and diverse group of small-cap stocks that the Sub-Adviser determines are value stocks. Value stocks are those the Sub-Adviser determines are priced cheaply relative to some financial measures of worth (“value measures”), such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Small-cap securities are selected by relative ranking on value measures to establish a broad and diverse portfolio, as determined by the Sub-Adviser’s statistical, evidence-based approach.
Shares of EA Bridgeway Blue Chip ETF are listed and traded on NYSE Arca, Inc. and shares of EA Bridgeway Omni Small-Cap Value ETF are listed on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant.

Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Funds, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for Nasdaq securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the EA Bridgeway Blue Chip ETF did not hold any securities valued by the valuation designee, while the EA Bridgeway Omni Small-Cap Value ETF did hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
EA Bridgeway Blue Chip ETF*
Common Stocks	$130,803,035	$—	$—	$130,803,035
Money Market Funds	249,340	—	—	249,340
Total Investments in Securities	$131,052,375	$—	$—	$131,052,375
*For further detail on each asset class, see the Schedule of Investments.
During the fiscal period ended December 31, 2023, the EA Bridgeway Blue Chip ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
EA Bridgeway Omni Small-Cap Value ETF*
Common Stocks	$1,112,800,510	$—	$117,624	$1,112,918,134
Real Estate Investment Trusts	619,496	—	—	619,496
Closed End Funds	260,926	—	—	260,926
Preferred Stocks	8,834	—	—	8,834
Rights	—	—	68,440	68,440
Warrants	54,600	—	—	54,600
Investments Purchased with Proceeds from Securities Lending	7,012,188	—	—	7,012,188
Money Market Funds	2,507,601	—	—	2,507,601
Total Investments in Securities	$1,123,264,155	$—	$186,064	$1,123,450,219
*For further detail on each asset class, see the Schedule of Investments.
During the fiscal period ended December 31, 2023, the EA Bridgeway Omni Small-Cap Value ETF did invest in Level 3 investments and recognized transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

	EA Bridgeway Omni Small-Cap Value ETF
	Rights	Common Stock
Value, Beginning of Year	$68,440	$—
Purchases	—	—
Proceeds from Sales	—	—
Net Realized Gains (Losses)	—	—
Return of Capital	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Transfers In/(Out) of Level 3	—	117,624
Value, End of Year	$68,440	$117,624
B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
C.Federal Income Taxes. The Funds intend to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended December 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended December 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. The Funds would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended December 31, 2023, the Funds did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.
D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.
Distributions to shareholders from net investment income for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.
E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
F.Share Valuation. The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.
G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.
H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds’ realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Funds shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended June 30, 2023 the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
Bridgeway Blue Chip ETF	$(79,596,084)	$79,596,084
Bridgeway Omni Small-Cap Value ETF	$(58,194,831)	$58,194,831

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
NOTE 3 – RISKS
Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external ctors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
Blue-Chip Stocks Risk. (BBLU) The Fund is subject to the risk that blue-chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Large companies do not have the same growth potential of smaller companies and shareholders of large companies have less overall influence than they would in smaller companies.

Small-Cap Company Risk. (BSVO) Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources and minimal product diversification.

Value Stocks Risk. (BSVO) Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Environmental, Social, and Governance Investing Risk. The Funds’ incorporation of ESG considerations in their investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
Information Technology Sector Risk. (BBLU) The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies.
Inflation Risk. (BBLU) While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Financials Sector Risk. (BSVO) Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Focus Investing Risk. (BBLU) The Fund seeks to hold the stocks of approximately 35 companies. As a result, the Fund invests a high percentage of its assets in a small number of companies, which may add to Fund volatility.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
Investment Risk. When you sell your Shares of the Funds, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Management and Operational Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Funds. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Statistical Approach. The Sub-Adviser uses a statistical approach to manage the Funds and resists overriding the statistical models with qualitative or subjective data. However, the Sub-Adviser will exclude stocks if the issuer of the stock is principally engaged in the tobacco industry. The Sub-Adviser may also exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) conducts or has direct investments in business operations in Sudan; or (ii) is substantially engaged in the production or trade of pornographic material. Other than companies principally engaged in the tobacco industry, the number of companies referenced in (i) and (ii) in the Sub-Adviser’s universe is usually “de minimis.”
See each Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.
Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF each pays an annual rate with breakpoints as noted below to the Adviser monthly based on average daily net assets.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)

Fund	AUM Level	Fee
EA Bridgeway Blue Chip ETF	< 3 billion	15 bps
	3 billion to 10 billion	13 bps
	10 billion to 20 billion	12 bps
	> 20 billion	11 bps

EA Bridgeway Omni Small-Cap Value ETF	< 1 billion	47 bps
	1 billion to 2 billion	42 bps
	> 2 billion	40 bps

Prior to conversion the Bridgeway Blue Chip Fund paid an annual rate of 0.08% to the Adviser monthly based on average daily net assets. In addition, the Bridgeway Blue Chip Fund capped expenses at an annual rate 0.15% based on average daily net assets. Prior to conversion, the Bridgeway Omni Tax-Managed Small-Cap Value Fund paid an annual rate of 0.50% to the Adviser monthly based on average daily net assets. In addition, the Bridgeway Omni Tax-Managed Small-Cap Value Fund capped expenses at an annual rate 0.60% based on average daily net assets. Effective January 1, 2020, the Bridgeway Capital Management, LLC, voluntarily agreed to waive its management fees and/or reimburse expenses in an additional amount such that the net fiscal year expense ratio for the Bridgeway Omni Tax-Managed Small-Cap Value Fund did not exceed 0.47%.
Bridgeway Capital Management, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 - SECURITIES LENDING

Each Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)

As of the end of the current fiscal period, the EA Bridgeway Omni Small-Cap Value ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. The EA Bridgeway Blue Chip ETF did not lend securities during the fiscal period.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker for the Fund were as follows:

Values of Securities on Loan	Payment for Collateral received*	Percentage of Net Assets of Securities on Loan
$6,589,760	$7,012,188	0.59%

* The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was as follows $102,087.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the fiscal period ended December 31, 2023, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
EA Bridgeway Blue Chip ETF	$6,986,522	$3,660,519
EA Bridgeway Omni Small-Cap Value ETF	164,170,984	23,329,479
For the fiscal period ended December 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
EA Bridgeway Blue Chip ETF	$10,292,018	$14,321,950
EA Bridgeway Omni Small-Cap Value ETF	177,581,752	153,744,702
For the fiscal period ended December 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
EA Bridgeway Blue Chip ETF	$204,449	$9,196,370
EA Bridgeway Omni Small-Cap Value ETF	7,162,554	74,647,924

There were no purchases or sales of U.S. Government securities during the fiscal year.

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
NOTE 7 – TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at June 30, 2023 were as follows:

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Tax cost of Investments	$58,973,820	$660,992,098
Unrealized Appreciation	66,575,774	170,663,236
Unrealized Depreciation	(1,261,183)	(39,371,116)
Net tax unrealized appreciation (depreciation)	65,314,591	131,292,120
Undistributed OI	813,968	4,827,153
Undistributed LTG	4,398	—
Distributable earnings	818,366	4,827,153
Other accumulated gain/(loss)	—	(3,777,729)
Total accumulated gain/(loss)	$66,132,957	$132,341,544
Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
For the fiscal year ended June 30, 2023, the Funds did not defer any qualified late year or post-October losses.
At June 30, 2023, the Funds had the following capital loss carryforwards:

	Unlimited Short Term Capital Loss Carryover	Unlimited Long Term Capital Loss Carryover	Total Capital Loss Carryover
EA Bridgeway Blue Chip ETF	$—	$—	$—
EA Bridgeway Omni Small-Cap Value ETF	$(3,777,729)	$—	$(3,777,729)
NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2023 were as follows:

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Ordinary Income	$2,206,508	$15,734,014
Total Distributions Paid	$2,206,508	$15,734,014
The tax character of distributions paid by the Funds during the fiscal year ended June 30, 2023 were as follows:

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Ordinary Income	$5,479,841	$21,115,457
Long Term Capital Gain	87,177,212	78,615,121
Total Distributions Paid	$92,657,053	$99,730,578

BRIDGEWAY ETF’S

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023 (Unaudited)
NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to December 31, 2023, that materially impacted the amounts or disclosures in the Funds’ financial statements.

BRIDGEWAY ETF’S

EXPENSE EXAMPLE
December 31, 2023 (Unaudited)
As a shareholder of each fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period for each fund as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If ese transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period
EA Bridgeway Blue Chip ETF[1]
Actual	0.15%	$1,000.00	$1,070.60	$0.78
Hypothetical (5% annual return before expenses)	0.15%	1,000.00	1,024.38	0.76

BRIDGEWAY ETF’S

EXPENSE EXAMPLE
December 31, 2023 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period
EA Bridgeway Omni Small-Cap Value ETF[1]
Actual	0.47%	$1,000.00	$1,195.70	$2.59
Hypothetical (5% annual return before expenses)	0.47%	1,000.00	1,022.77	2.39
1.The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

BRIDGEWAY ETF’S

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.
The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.
At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

BRIDGEWAY ETF’S

FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended June 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

EA Bridgeway Blue Chip ETF	100.00%
EA Bridgeway Omni Small-Cap Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2023 was as follows:

EA Bridgeway Blue Chip ETF	100.00%
EA Bridgeway Omni Small-Cap Value ETF	76.88%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for both the Funds was 0.00% (unaudited).
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

BRIDGEWAY ETF’S

MANAGEMENT OF THE FUND (CONTINUED)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	49	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	49	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	49	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	49	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BRIDGEWAY ETF’S

MANAGEMENT OF THE FUND (CONTINUED)
Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

BRIDGEWAY ETF’S

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at https://bridgewayetfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://bridgewayetfs.com/.
When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)
Information regarding how often shares of the Funds trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://bridgewayetfs.com/.

PRIVACY POLICY (UNAUDITED)
EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.
Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.
Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.
Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.
Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.
As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

 Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083
Sub-Adviser
Bridgeway Capital Management, LLC
20 Greenway Plaza, Suite 450
Houston, Texas 77046
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Custodian and Securities Lending Agent
U.S. Bank National Association Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
EA Bridgeway Blue Chip ETF
Symbol – BBLU
CUSIP – 02072L714
EA Bridgeway Omni Small-Cap Value ETF
Symbol – BSVO
CUSIP – 02072L532

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.
Item 13. Exhibits.
(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	March 7, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	March 7, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer, and Comptroller

Date:	March 7, 2024